Schedule of Prepaid Expenses and Other Receivables (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Prepaid Expenses And Other Receivables Schedule Of Prepaid Expenses And Other Receivables 1		7,444
Prepaid Expenses And Other Receivables Schedule Of Prepaid Expenses And Other Receivables 2		16,459
Prepaid Expenses And Other Receivables Schedule Of Prepaid Expenses And Other Receivables 3	2,642
Prepaid Expenses And Other Receivables Schedule Of Prepaid Expenses And Other Receivables 4		2,000
Prepaid Expenses And Other Receivables Schedule Of Prepaid Expenses And Other Receivables 5		0
Prepaid Expenses And Other Receivables Schedule Of Prepaid Expenses And Other Receivables 6	0
Prepaid Expenses And Other Receivables Schedule Of Prepaid Expenses And Other Receivables 7		17,228
Prepaid Expenses And Other Receivables Schedule Of Prepaid Expenses And Other Receivables 8		19,184
Prepaid Expenses And Other Receivables Schedule Of Prepaid Expenses And Other Receivables 9	3,079
Prepaid Expenses And Other Receivables Schedule Of Prepaid Expenses And Other Receivables 10		26,672
Prepaid Expenses And Other Receivables Schedule Of Prepaid Expenses And Other Receivables 11		35,643
Prepaid Expenses And Other Receivables Schedule Of Prepaid Expenses And Other Receivables 12	$ 5,721